Document And Entity Information - shares	12 Months Ended
	Dec. 31, 2022	Mar. 01, 2023
Document Information Line Items
Entity Registrant Name	Arbe Robotics Ltd.
Trading Symbol	ARBE
Document Type	20-F/A
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		64,848,021
Amendment Flag	true
Amendment Description	The registrant filed with the Securities and Exchange Commission (the “SEC”) an Annual Report on Form 20-F for the fiscal year ended December 31, 2022 (the “Original Form 20-F”) on March 22, 2023.This Amendment No. 1 on Form 20-F/A is being filed solely for the purpose of including registrant’s management's report on internal control over financial reporting in Item 15 of this annual report and to update disclosure relating to Taxation in Item 10.E of this annual report, as well as revising specified industry information and executive compensation information.Except as described above, no attempt has been made in this Amendment No.1 on Form 20-F/A to modify or update the other disclosures or exhibits presented in the Original Form 20-F. Except as presented in this Form 20-F/A, this Amendment No. 1 on Form 20-F/A does not reflect events occurring after the filing of the Original Form 20-F, or modify or update those disclosures. Accordingly, this Amendment No. 1 on Form 20-F/A should be read in conjunction with the Original Form 20-F and the registrant’s other filings with the SEC.
Entity Central Index Key	0001861841
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-40884
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	107 HaHashmonaim St
Entity Address, City or Town	Tel Aviv-Yafo
Entity Address, Country	IL
Title of 12(b) Security	Ordinary shares, par value NIS 0.000216 per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	1057
Auditor Name	Somekh Chaikin
Auditor Location	Israel
Entity Address, Postal Zip Code	6329302
Business Contact
Document Information Line Items
Entity Address, Address Line One	107 HaHashmonaim St
Entity Address, City or Town	Tel Aviv-Yafo
Entity Address, Country	IL
Contact Personnel Name	Kobi Marenko
City Area Code	972
Local Phone Number	73-7969804
Contact Personnel Email Address	kobi.m@arberobotics.com
Entity Address, Postal Zip Code	6329302